UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus National Municipal Money Market Fund

SEMIANNUAL REPORT
May 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus National Municipal Money Market Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.70	$.70	$1.15
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.71	$.71	$1.16
Ending value (after expenses)	$1,024.23	$1,024.23	$1,023.78
†

Expenses are equal to the fund’s annualized expense ratio of ..14% for Wealth Shares, .14% for Service Shares and .23% for Premier Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2021 (Unaudited)

Short-Term Investments - 103.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.0%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.10	6/4/2021	35,000,000	[a]	35,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0301), (Huntsville Health Care Authority, Revenue Bonds (Insured; Assured Guarantee Municipal Corp. & Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 6/1/2050	0.09	6/4/2021	2,995,000	[a,b,c]	2,995,000
				37,995,000
Alaska - .0%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	0.03	6/1/2021	310,000	[a]	310,000
Arizona - 1.7%
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/1/2022	0.11	6/4/2021	10,135,000	[a,b,c]	10,135,000
Tender Option Bond Trust Receipts (Series 2020-YX1154), (Phoenix Civic Improvement Corp. Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC (LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2049	0.11	6/4/2021	3,120,000	[a,b,c]	3,120,000
				13,255,000
California - 17.5%
Alameda County Industrial Development Authority, Revenue Bonds (JMS Family Partnership) (LOC; Wells Fargo Bank NA) Ser. A	0.20	6/4/2021	1,330,000	[a]	1,330,000
Calif Statewide Communities Development Authority, CP, Ser. 2004	0.15	10/7/2021	6,535,000		6,535,000
California Economic Development Financing Authority, Revenue Bonds (Industrial Development-Killion Inds Project) (LOC; Union Bank NA)	0.11	6/4/2021	2,385,000	[a]	2,385,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 17.5% (continued)
California Enterprise Development Authority, Revenue Bonds (LOC; Wells Fargo Bank NA)	0.13	6/4/2021	2,000,000	[a]	2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds (M.A. Silva Corks USA Project) (LOC; Bank of America NA)	0.13	6/4/2021	800,000	[a]	800,000
California Infrastructure & Economic Development Bank, Revenue Bonds (Starter & Alternator Exchange Project) (LOC; U.S. Bank NA)	0.12	6/4/2021	5,000,000	[a]	5,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds (Surtec Project) (LOC; Wells Fargo Bank NA) Ser. A	0.15	6/4/2021	1,000,000	[a]	1,000,000
California Pollution Control Financing Authority, Revenue Bonds (A&M Farms Project) (LOC; CoBank ACB)	0.10	6/4/2021	1,400,000	[a]	1,400,000
California Pollution Control Financing Authority, Revenue Bonds (Desert Properties Project) (LOC; MUFG Union Bank NA) Ser. B	0.18	6/4/2021	1,700,000	[a]	1,700,000
California Pollution Control Financing Authority, Revenue Bonds (JDS Ranch Project) (LOC; CoBank ACB)	0.10	6/4/2021	2,350,000	[a]	2,350,000
California Pollution Control Financing Authority, Revenue Bonds (John B. & Ann M. Verwey Project) (LOC; CoBank ACB)	0.10	6/4/2021	3,400,000	[a]	3,400,000
California Statewide Communities Development Authority, Revenue Bonds (Avian Glen Apartments Project) (LOC; Citibank NA) Ser. OO	0.16	6/4/2021	205,000	[a]	205,000
California Statewide Communities Development Authority, Revenue Bonds (Olen Jones Senior Apartments Project) (LOC; Citibank NA) Ser. BB	0.13	6/4/2021	595,000	[a]	595,000
Los Angeles Industrial Development Authority, Revenue Bonds (Megatoys Project) (LOC; East West Bank)	0.10	6/4/2021	3,000,000	[a]	3,000,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 17.5% (continued)
Mizuho Floater/Residual Trust, Revenue Bonds (LOC; Mizuho Capital Market) Ser. 2020-MIZ9011	0.25	6/4/2021	19,503,000	[a,b]	19,503,000
Mizuho Floater/Residual Trust, Revenue Bonds, Ser. 2020-MIZ9012	0.25	6/4/2021	17,000,000	[a,b]	17,000,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9002	0.25	6/4/2021	26,500,000	[a,b]	26,500,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9003	0.25	6/4/2021	14,200,000	[a,b]	14,200,000
Riverside County Industrial Development Authority, Revenue Bonds (Universal Forest Products Western Division, Inc. Project) (LOC; JPMorgan Chase Bank NA)	0.11	6/4/2021	2,300,000	[a]	2,300,000
San Diego Housing Authority, Revenue Bonds (Studio 15) (LOC; Citibank NA) Ser. B	0.11	6/4/2021	3,185,000	[a]	3,185,000
San Francisco City & County Housing Authority, Revenue Bonds, Refunding (Valencia Gardens Housing) (LOC; Citibank NA)	0.11	6/4/2021	2,395,000	[a]	2,395,000
San Francisco City & County Redevelopment Agency, Revenue Bonds (Maria Manor Apartments) (LOC; Citibank NA) Ser. F	0.15	6/4/2021	825,000	[a]	825,000
San Jose, Revenue Bonds (Pollard Plaza Apartments) Ser. D	0.12	6/4/2021	4,600,000	[a]	4,600,000
Tender Option Bond Trust Receipts (Series 2018-XF2615), (California Municipal Finance Authority, Revenue Bonds (LINX APM Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 12/31/2047	0.23	6/4/2021	10,460,000	[a,b,c]	10,460,000
				132,668,000
Colorado - .7%
Colorado Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Citibank NA) Ser. 2015-XM0054	0.08	6/4/2021	5,575,000	[a,b]	5,575,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 3.2%
Collier County Housing Finance Authority, Revenue Bonds (George Wash Carver Project) (LOC; PNC Bank NA)	0.09	6/4/2021	5,000	[a]	5,000
Collier County Housing Finance Authority, Revenue Bonds (Summer lakes Phase II) (LOC; Citibank NA)	0.08	6/4/2021	4,560,000	[a]	4,560,000
Miami-Dade County, CP, Ser. A1	0.16	8/18/2021	5,000,000		5,000,000
Orange County Housing Finance Authority, Revenue Bonds (Marbella Cove ll) (LOC; JPMorgan Chase Bank NA) Ser. B	0.13	6/4/2021	4,185,000	[a]	4,185,000
Sunshine Government Finance, CP, Ser. H	0.14	9/14/2021	7,000,000		7,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0281), (Escambia County Healthcare Facilities, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA & LOC; Bank of America N.A.) Ser. A), Trust Maturity Date 8/15/2050	0.10	6/4/2021	3,590,000	[a,b,c]	3,590,000
				24,340,000
Georgia - .9%
Atlanta, CP, Ser. J	0.10	8/4/2021	2,169,000		2,169,000
Tender Option Bond Trust Receipts (Series 2020-BAML8005), (COBB County Housing Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America & LOC; Bank of America N.A.) Ser. A), Trust Maturity Date 8/1/2048	0.15	6/4/2021	4,750,000	[a,b,c]	4,750,000
				6,919,000
Illinois - 4.6%
Chicago lll, CP, Ser. A	0.14	6/15/2021	4,000,000		4,000,000
Chicago Midway International Airport, Revenue Bonds, Refunding (LOC; Barclays Bank) Ser. C	0.09	6/4/2021	3,000,000	[a]	3,000,000
Illinois Development Finance Authority, Revenue Bonds (North Shore Senior Center Project) (LOC; JPMorgan Chase Bank NA)	0.10	6/4/2021	2,900,000	[a]	2,900,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 4.6% (continued)
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	0.12	6/4/2021	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2015-ZM0120), (Illinois Toll Highway Authority, Revenue Bonds), Trust Maturity Date 7/1/2023	0.14	6/4/2021	6,230,000	[a,b,c]	6,230,000
Tender Option Bond Trust Receipts (Series 2018-XM0686), (Chicago O'Hare International Airport, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2052	0.13	6/4/2021	4,680,000	[a,b,c]	4,680,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2055	0.09	6/4/2021	3,425,000	[a,b,c]	3,425,000
				34,600,000
Indiana - 1.8%
Crawfordsville, Revenue Bonds (LOC; Federal Home Loan Bank) Ser. B	0.11	6/4/2021	600,000	[a]	600,000
Indiana Finance Authority, Revenue Bonds (Lease Appropriation Stadium Project) Ser. A5	0.03	6/1/2021	13,000,000	[a]	13,000,000
				13,600,000
Iowa - .4%
Iowa Finance Authority, Revenue Bonds (MidAmerican Energy) Ser. B	0.12	6/4/2021	1,000,000	[a]	1,000,000
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	0.15	6/4/2021	1,885,000	[a]	1,885,000
				2,885,000
Kentucky - .0%
Lexington-Fayette Urban County Government, Revenue Bonds, Refunding (Liberty Ridge Senior Living Project) (LOC; Traditional Bank)	0.22	6/4/2021	300,000	[a]	300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 5.2%
Caddo-Bossier Parishes Port Commission, Revenue Bonds (Oakley Louisiana Project) (LOC; Bank of America NA)	0.10	6/4/2021	1,620,000	[a]	1,620,000
Calcasieu Parish Industrial Development Board, Revenue Bonds, Refunding (Hydroserve Westlake) (LOC; JPMorgan Chase Bank NA)	0.07	6/4/2021	2,600,000	[a]	2,600,000
Louisiana Housing Corp., Revenue Bonds (Arbor Place Apartments Project) (LOC; Federal Home Loan Mortgage Corp.)	0.15	6/4/2021	6,855,000	[a]	6,855,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Honeywell International Project)	0.25	6/4/2021	6,000,000	[a]	6,000,000
Louisiana Public Facilities Authority, Revenue Bonds (Air Products & Chemicals Project)	0.03	6/4/2021	16,300,000	[a]	16,300,000
Tender Option Bond Trust Receipts (Series 2020-XF1202), (Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Project) (Liquidity Agreement; Toronto-Dominion Bank & LOC; Toronto-Dominion Bank)), Trust Maturity Date 5/15/2049	0.10	6/4/2021	5,740,000	[a,b,c]	5,740,000
				39,115,000
Maryland - 1.3%
Bel Air, Revenue Bonds (The Harford Day School) (LOC; Truist Bank)	0.13	6/4/2021	2,880,000	[a]	2,880,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.10	6/4/2021	4,625,000	[a,b]	4,625,000
Tender Option Bond Trust Receipts (Series 2019-XF2832), (Maryland State Economic Development Corporation, Revenue Bonds (N Wolfe Street LLC Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2037	0.25	6/4/2021	2,000,000	[a,b,c]	2,000,000
				9,505,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 1.1%
Tender Option Bond Trust Receipts (Series 2018-XL0073), (Massachusetts Port Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 7/1/2024	0.15	6/4/2021	8,100,000	[a,b,c]	8,100,000
Michigan - 4.4%
Michigan Housing Development Authority, Revenue Bonds (LOC; Federal Home Loan Bank)	0.11	6/4/2021	7,335,000	[a]	7,335,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.11	6/4/2021	19,600,000	[a,b,c]	19,600,000
Tender Option Bond Trust Receipts (Series 2020-XF1203), (Michigan Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/1/2028	0.11	6/4/2021	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2021-XM0934), (Michigan State Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2028	0.11	6/4/2021	2,000,000	[a,b,c]	2,000,000
				32,935,000
Minnesota - 1.5%
Swift County, Revenue Bonds (Riverview Project) (LOC; Agcountry Farm Credit)	0.13	6/4/2021	10,000,000	[a]	10,000,000
Waite Park, Revenue Bonds (McDowall Company Project) (LOC; Bremer Bank)	0.25	6/4/2021	1,050,000	[a]	1,050,000
				11,050,000
Missouri - 1.9%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.11	6/4/2021	7,000,000	[a,b]	7,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank PLC) Ser. 2017-010	0.09	6/4/2021	100,000	[a,b]	100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 1.9% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0300), (Missouri State Health & Educational Facilities Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 6/1/2053	0.09	6/4/2021	3,800,000	[a,b,c]	3,800,000
Tender Option Bond Trust Receipts (Series 2020-YX1159), (Kansas City Missouri Industrial Development Authority Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. B), Trust Maturity Date 3/1/2046	0.11	6/4/2021	3,170,000	[a,b,c]	3,170,000
				14,070,000
Nebraska - 3.9%
Lincoln Nebraska Electric, CP, Ser. 95	0.12	7/19/2021	2,800,000		2,800,000
Omaha Public Power District, CP	0.11	8/9/2021	5,000,000		5,000,000
Omaha Public Power District, CP	0.11	6/8/2021	3,500,000		3,500,000
Omaha Public Power District, CP	0.11	6/4/2021	10,000,000		10,000,000
Omaha Public Power District, CP, Ser. A	0.11	7/15/2021	8,000,000		8,000,000
				29,300,000
New Jersey - 1.6%
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA)	0.20	6/4/2021	2,980,000	[a]	2,980,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA) Ser. A	0.20	6/4/2021	2,845,000	[a]	2,845,000
RIB Floaters Trust, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. 2018-020	0.12	6/4/2021	4,100,000	[a,b]	4,100,000
Tender Option Bond Trust Receipts (Series 2020-XF0957), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C), Trust Maturity Date 6/1/2044	0.12	6/4/2021	715,000	[a,b,c]	715,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 1.6% (continued)
Tender Option Bond Trust Receipts (Series 2020-ZF0959), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C), Trust Maturity Date 6/1/2044	0.12	6/4/2021	1,130,000	[a,b,c]	1,130,000
				11,770,000
New York - 14.2%
East Meadow Union Free School District, BAN, Refunding (Insured; State Aid Withholding) Ser. A	1.00	6/18/2021	8,075,000		8,078,354
East Meadow Union Free School District, BAN, Refunding (Insured; State Aid Withholding) Ser. B	1.00	6/18/2021	7,840,000		7,843,080
Geneva Housing Authority, Revenue Bonds (Community Facilities) (LOC; Canandaigua NATL B&T Co.) Ser. A	0.19	6/4/2021	950,000	[a]	950,000
Greece Central School District, BAN (Insured; State Aid Withholding)	1.00	6/29/2021	4,500,000		4,502,752
Irvington Union Free School District, BAN (Insured; State Aid Withholding)	1.00	12/15/2021	3,100,000		3,113,578
Metropolitan Transportation Authority, Revenue Bonds (LOC; Bank of America NA) Ser. E3	0.02	6/1/2021	6,500,000	[a]	6,500,000
Monroe County Industrial Development Corp., Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. A	0.18	6/4/2021	3,360,000	[a]	3,360,000
Nassau County Industrial Development Agency, Revenue Bonds (Rockville Centre Housing Associates Project) (LOC; Manufacturers & Traders) Ser. A	0.31	6/4/2021	8,285,000	[a]	8,285,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; Manufacturers & Traders)	0.27	6/4/2021	3,700,000	[a]	3,700,000
New York City Industrial Development Agency, Revenue Bonds (Novelty Crystal Corp. Project) (LOC; TD Bank NA)	0.50	6/4/2021	2,955,000	[a]	2,955,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.22	6/4/2021	2,800,000	[a]	2,800,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date		Principal Amount ($)	Value ($)
New York - 14.2% (continued)
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. AA3	0.05	6/4/2021	5,000,000	[a]	5,000,000
Onondaga County Industrial Development Agency, Revenue Bonds (ICM Controls Corp. Project) (LOC; Manufacturers & Traders)	0.31	6/4/2021	890,000	[a]	890,000
Port Authority of New York & New Jersey, CP, Ser. B	0.15	7/14/2021	3,240,000		3,240,000
Schenectady City School District, BAN (Insured; State Aid Withholding)	1.00	10/22/2021	20,000,000		20,062,964
Tender Option Bond Trust Receipts (Series 2016-ZF0269), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; TD Bank) Ser. 169), Trust Maturity Date 10/15/2025	0.14	6/4/2021	1,900,000	[a,b,c]	1,900,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.09	6/4/2021	4,500,000	[a,b,c]	4,500,000
Tender Option Bond Trust Receipts (Series 2020-XF0938), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 218), Trust Maturity Date 11/1/2027	0.10	6/4/2021	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/15/2060	0.15	6/4/2021	5,200,000	[a,b,c]	5,200,000
Tender Option Bond Trust Receipts (Series 2020-ZF0983), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.10	6/4/2021	845,000	[a,b,c]	845,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 14.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-ZF0984), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.10	6/4/2021	2,020,000	[a,b,c]	2,020,000
Tender Option Bond Trust Receipts (Series 2020-ZF0986), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.10	6/4/2021	2,075,000	[a,b,c]	2,075,000
Tender Option Bond Trust Receipts (Series 2020-ZF0987), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.10	6/4/2021	1,055,000	[a,b,c]	1,055,000
Tender Option Bond Trust Receipts (Series 2020-ZF0996), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 7/15/2028	0.10	6/4/2021	3,685,000	[a,b,c]	3,685,000
				107,560,728
Ohio - 1.2%
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America)), Trust Maturity Date 12/1/2044	0.15	6/4/2021	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2020-BAML5023), (Montgomery County Kettering Health Networking Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2037	0.15	6/4/2021	3,565,000	[a,b,c]	3,565,000
Tender Option Bond Trust Receipts (Series 2021-XF2927), (Dayton Montgomery County Ohio Port Authority, Revenue Bonds (LOC; Mizuho Capital Markets) Ser. A), Trust Maturity Date 12/15/2040	0.25	6/4/2021	1,560,000	[a,b,c]	1,560,000
				9,125,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 1.7%
Telford Industrial Development Authority, Revenue Bonds (Ridgetop Project) (LOC; Bank of America NA)	0.18	6/4/2021	575,000	[a]	575,000
Tender Option Bond Trust Receipts (Series 2018-XL0061), (Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project) (Liquidity Agreement; Citibank NA & LOC; Citibank NA)), Trust Maturity Date 11/1/2025	0.10	6/4/2021	4,490,000	[a,b,c]	4,490,000
Tender Option Bond Trust Receipts (Series 2020-XF0969), (Geisinger Authority Health System, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. A), Trust Maturity Date 4/1/2028	0.12	6/4/2021	3,500,000	[a,b,c]	3,500,000
Tender Option Bond Trust Receipts (Series 2020-XX1134), (Pennsylvania Turnpike Commission, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2049	0.09	6/4/2021	4,500,000	[a,b,c]	4,500,000
				13,065,000
Rhode Island - .5%
East Providence, BAN, Ser. 1	2.00	6/17/2021	4,000,000		4,003,336
South Carolina - 2.8%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Beaufort County Project) (LOC; Truist Bank)	0.13	6/4/2021	2,095,000	[a]	2,095,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2056	0.09	6/4/2021	12,345,000	[a,b,c]	12,345,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2050	0.09	6/4/2021	5,000,000	[a,b,c]	5,000,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 2.8% (continued)
Tender Option Bond Trust Receipts (Series 2019-BAML5004), (South Carolina Jobs & Economy Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 8/1/2042	0.10	6/4/2021	2,000,000	[a,b,c]	2,000,000
				21,440,000
Tennessee - 3.3%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Project) (LOC; Home Federal Bank)	0.08	6/4/2021	3,000,000	[a]	3,000,000
Tender Option Bond Trust Receipts (Series 2020-YX1139), (Metropolitan Nashville Subordinate Airport Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2044	0.11	6/4/2021	3,800,000	[a,b,c]	3,800,000
Tennessee, CP	0.16	6/16/2021	13,096,000		13,096,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed)	0.13	6/4/2021	2,700,000	[a]	2,700,000
The Sevier County Public Building Authority, Revenue Bonds (LOC; Truist Bank) Ser. V-B1	0.13	6/4/2021	1,000,000	[a]	1,000,000
The Sevier County Public Building Authority, Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. V-D1	0.06	6/4/2021	1,700,000	[a]	1,700,000
				25,296,000
Texas - 13.6%
Harris County, CP, Ser. J1	0.14	9/28/2021	2,900,000		2,900,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	0.14	6/2/2021	2,900,000		2,900,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	0.14	6/2/2021	4,000,000		4,000,000
Houston, CP, Ser. E2	0.80	6/9/2021	3,600,000		3,600,000
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. B	0.06	6/4/2021	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 13.6% (continued)
Lower Colorado River Authority, CP	0.09	6/29/2021	5,000,000		5,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	0.15	6/4/2021	3,340,000	[a]	3,340,000
Port of Port Arthur Navigation District, Revenue Bonds, Ser. B	0.16	6/4/2021	10,000,000	[a]	10,000,000
San Antonio Water And Sewer, CP, Ser. A1	0.14	9/28/2021	2,500,000		2,500,000
Tender Option Bond Trust Receipts (Series 2016-ZF0471), (Dallas & Fort Worth, Revenue Bonds (Dallas/Fort Worth International Airport) (LOC; Royal Bank of Canada)) , Trust Maturity Date 11/1/2021	0.12	6/4/2021	10,245,000	[a,b,c]	10,245,000
Texas, GO (Veterans Housing Assistance Program)	0.08	6/4/2021	13,700,000	[a]	13,700,000
Texas, GO (Veterans Housing Assistance Program) Ser. C	0.07	6/4/2021	100,000	[a]	100,000
Texas, GO (Veterans Housing Assistance Program) Ser. D	0.10	6/4/2021	19,000,000	[a]	19,000,000
University of North Texas, CP, Ser. A	0.10	6/2/2021	7,940,000		7,940,000
University of North Texas, CP, Ser. A	0.10	6/3/2021	5,100,000		5,100,000
University of North Texas, CP, Ser. A	0.13	6/17/2021	7,600,000		7,600,000
				102,925,000
Vermont - .3%
Vermont Housing Finance Agency, Revenue Bonds, Refunding (SPA; TD Bank NA) Ser. A	0.09	6/4/2021	2,150,000	[a]	2,150,000
Virginia - .7%
Lynchburg Industrial Development Authority, Revenue Bonds (Aerofin Corp. Project) (LOC; PNC Bank NA)	0.10	6/4/2021	2,075,000	[a]	2,075,000
Virginia College Building Authority, Revenue Bonds, Refunding (University of Richmond Project)	0.05	6/4/2021	3,100,000	[a]	3,100,000
				5,175,000
Washington - 5.5%
Port of Seattle, CP	0.10	7/7/2021	4,000,000		4,000,000

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Washington - 5.5% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2630), (Port of Seattle, Revenue Bonds (Liquidity Agreement; Credit Suisse AG)), Trust Maturity Date 5/1/2025	0.10	6/4/2021	8,780,000	[a,b,c]	8,780,000
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington State Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	0.09	6/4/2021	17,835,000	[a,b,c]	17,835,000
Tender Option Bond Trust Receipts (Series 2020-XG0287), (Washington State Convention Center Public Facilities, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2058	0.09	6/4/2021	4,185,000	[a,b,c]	4,185,000
Tender Option Bond Trust Receipts (Series 2020-XG0296), (Washington Convention Center Public Facilities District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2058	0.09	6/4/2021	3,285,000	[a,b,c]	3,285,000
Tender Option Bond Trust Receipts (Series 2020-XM0875), (Port of Seattle, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA), Trust Maturity Date 4/1/2027	0.12	6/4/2021	3,750,000	[a,b,c]	3,750,000
				41,835,000
Wisconsin - 2.8%
Kiel, Revenue Bonds (Polar Ware Company Project) (LOC; Wells Fargo Bank NA)	0.27	6/4/2021	1,195,000	[a]	1,195,000
Milwaukee Redevelopment Authority, Revenue Bonds (Fred Usinger Project) (LOC; BMO Harris Bank NA)	0.36	6/4/2021	295,000	[a]	295,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 103.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Wisconsin - 2.8% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF0609), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System) (Liquidity Agreement; JPMorgan Chase Bank NA & LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2024	0.10	6/4/2021	7,490,000	[a,b,c]	7,490,000
Tender Option Bond Trust Receipts (Series 2020-XF2898), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 12/15/2039	0.30	6/4/2021	8,360,000	[a,b,c]	8,360,000
Tender Option Bond Trust Receipts (Series 2020-XF2900), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 6/30/2032	0.30	6/4/2021	1,985,000	[a,b,c]	1,985,000
Tender Option Bond Trust Receipts (Series 2021-XF2933), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 12/15/2040	0.25	6/4/2021	1,645,000	[a,b,c]	1,645,000
				20,970,000
Total Investments (cost $781,837,064)			103.3%		781,837,064
Liabilities, Less Cash and Receivables			(3.3%)		(25,255,504)
Net Assets			100.0%		756,581,560

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to $347,208,000 or 45.89% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	15.8
Multifamily Housing	11.8
General	10.8
Transportation	8.8
Government	8.7
School District	6.7
Medical	6.0
Facilities	5.5
Special Tax	5.4
General Obligation	5.1
Education	4.8
Airport	4.7
Utilities	4.1
Power	2.3
Water	.8
Nursing Homes	.7
Pollution	.5
Single Family Housing	.3
Housing	.3
Student Loan	.2
103.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	781,837,064	781,837,064
Cash		2,234,270
Receivable for shares of Common Stock subscribed		35,156,047
Interest receivable		339,880
Prepaid expenses		62,754
		819,630,015
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		81,787
Payable for shares of Common Stock redeemed		35,393,911
Payable for investment securities purchased		27,513,764
Directors’ fees and expenses payable		12,747
Other accrued expenses		46,246
		63,048,455
Net Assets ($)		756,581,560
Composition of Net Assets ($):
Paid-in capital		756,303,714
Total distributable earnings (loss)		277,846
Net Assets ($)		756,581,560

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	440,916,986	306,519,315	9,145,259
Shares Outstanding	440,855,977	306,474,984	9,145,046
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	577,856
Expenses:
Management fee—Note 2(a)	1,140,245
Shareholder servicing costs—Note 1 and Note 2(c)	865,026
Administrative service fees—Note 2(c)	636,611
Distribution and prospectus fees—Note 2(b)	119,189
Registration fees	52,326
Professional fees	49,467
Custodian fees—Note 2(c)	26,645
Directors’ fees and expenses—Note 2(d)	25,115
Prospectus and shareholders’ reports	14,978
Chief Compliance Officer fees—Note 2(c)	7,862
Miscellaneous	16,285
Total Expenses	2,953,749
Less—reduction in expenses due to undertaking—Note 2(a)	(2,413,382)
Less—reduction in fees due to earnings credits—Note 2(c)	(791)
Net Expenses	539,576
Investment Income—Net	38,280
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	277,846
Net Increase in Net Assets Resulting from Operations	316,126

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)[a]	Year Ended November 30, 2020[b]
Operations ($):
Investment income—net	38,280	2,007,601
Net realized gain (loss) on investments	277,846	63,137
Net Increase (Decrease) in Net Assets Resulting from Operations	316,126	2,070,738
Distributions ($):
Distributions to shareholders:
Wealth Shares	(20,632)	(1,505,091)
Service Shares	(17,514)	(502,510)
Premier Shares	(134)	-
Total Distributions	(38,280)	(2,007,601)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	940,304,605	1,131,711,336
Service Shares	753,233,922	770,338,532
Premier Shares	11,666,480	40,000
Distributions reinvested:
Wealth Shares	19,627	1,461,366
Service Shares	17,101	497,303
Premier Shares	133	-
Cost of shares redeemed:
Wealth Shares	(917,682,763)	(1,071,432,971)
Service Shares	(788,753,561)	(633,793,100)
Premier Shares	(2,561,567)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	(3,756,023)	198,822,466
Total Increase (Decrease) in Net Assets	(3,478,177)	198,885,603
Net Assets ($):
Beginning of Period	760,059,737	561,174,134
End of Period	756,581,560	760,059,737

[a]	Effective February 1, 2021, the fund Class A and Class B shares were renamed Wealth and Service shares, respectively.
[b]	On November 23, 2020, the fund commenced offering Premier shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2021		Year Ended November 30,
Wealth Shares	(Unaudited)[a]	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.004	.010	.008	.003	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.004)	(.010)	(.008)	(.003)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.37	.97	.83	.25	.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54[d]	.59	.61	.61	.64	.59
Ratio of net expenses to average net assets	.14[d]	.37	.61	.61	.63	.36
Ratio of net investment income to average net assets	.01[d]	.35	.95	.82	.23	.03
Net Assets, end of period ($ x 1,000)	440,917	418,125	356,361	276,267	309,031	378,409

a Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Month Ended
May 31, 2021		Year Ended November 30,
Service Shares	(Unaudited)[a]	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.002	.005	.004	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.002)	(.005)	(.004)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.21	.52	.39	.03	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.05	1.06	1.06	1.07	1.04
Ratio of net expenses to average net assets	.14[d]	.51	1.06	1.06	.85	.37
Ratio of net investment income to average net assets	.01[d]	.20	.54	.37	.01	.01
Net Assets, end of period ($ x 1,000)	306,519	341,895	204,813	298,974	389,134	445,457

a Effective February 1, 2021, the fund Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2021	Period Ended
Premier Shares	(Unaudited)	November 30, 2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)
Net asset value, end of period	1.00	1.00
Total Return (%)[c]	.01	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.36	.56
Ratio of net expenses to average net assets[e]	.23	.20
Ratio of net investment income to average net assets[e]	.01	.03
Net Assets, end of period ($ x 1,000)	9,145	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .00%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus National Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective on February 1, 2021 (the “Effective Date”), the fund was renamed “Dreyfus National Municipal Money Market Fund”. As of the Effective Date, the fund Class A shares and Class B shares were renamed “Wealth shares” and “Service shares”, respectively.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 21.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Wealth shares (15 billion shares authorized), Service shares (5.5 billion shares authorized) and Premier shares (1 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. In addition, Service shares was charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Service shares. During the period ended May 31, 2021, sub-accounting service fees amounted to $29,616 for Service shares and are included in Shareholder servicing costs in the Statement of Operations. Effective February 1, 2021 the fund’s sub-accounting/omnibus account plan with respect to Services shares had been terminated. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	781,837,064	-	781,837,064

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: tax-exempt income $2,007,601. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. Effective on February 1, 2021, the management agreement between the fund and the Adviser was amended to reflect a reduction in the management fee payable by the fund to the Adviser from an annual rate of .50% to an annual rate of .20% of the value of the fund’s average daily net assets. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2021, there was no reduction in expenses pursuant to the Agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Adviser had contractually agreed, from December 1, 2020 through January 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .60%. of the value of the Premier shares average daily net assets. The Adviser has contractually agreed, from February 1, 2021 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding expenses described above) do not exceed .45%. of the value of the Premier shares average daily net assets. On or after March 31, 2022, the Adviser may terminate this expense limitation at any time. During the period ended May 31, 2021, there was no reduction in expense pursuant to the undertaking.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,413,382 during the period ended May 31, 2021.

(b) Under the Distribution Plan with respect to Service shares, had adopted pursuant to Rule 12b-1 under the Act, Service shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Service shares. In addition, Service shares had reimbursed the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2021, Service shares were charged $119,189 pursuant to the Distribution Plan. Effective February 1, 2021, the fund’s Rule 12b-1 Distribution Plan with respect to Service shares had been terminated.

(c) Under the Reimbursement Shareholder Services Plan with respect to Wealth and Premier shares (the “Reimbursement Shareholder Services Plan”), Wealth had reimbursed the Distributor at an amount not to exceed an annual rate of .25% and Premier shares reimburse the Distributor at an amount not to exceed an annual rate of ..05% of the value of the average daily net assets of their shares for certain allocated expenses of providing certain services to the holders of Wealth and Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2021, Wealth and Premier shares were charged $24,239 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan. Effective February 1, 2021, the Wealth shares Reimbursement Shareholder Service Plan has been terminated and replaced with a Compensation Shareholder Services Plan pursuant to which the fund will pay the fund’s distributor for the provision of such services at an annual rate of .25% of the average daily net assets attributable to the respective fund’s Wealth shares.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed ..25% of the value of the Wealth shares average net assets for such fiscal year, the Wealth shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2021, there was no reduction in expenses pursuant to the undertaking.

Effective February 1, 2021, the fund adopted Compensation Shareholder Services Plan with respect to Wealth shares. Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Wealth and Service shares were charged $349,016 and $437,448, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

Effective February 1, 2021, the fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor or the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2021, Service shares were charged $636,611, pursuant to the Administrative Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $21,794 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $26,645 pursuant to the custody agreement. These fees were partially offset by earnings credits of $791.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2021, the fund was charged $1,094 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $131,660, Administration Services Plan fees of $165,379, Shareholder Services Plans fees of $162,625, custodian fees of 13,494, Chief Compliance Officer fees of $6,552 and transfer agency fees of $7,429, which are offset against an expense reimbursement currently in effect in the amount of $405,352.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2021, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $467,736,590 and $300,755,000 respectively.

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For More Information

Dreyfus National Municipal Money Market Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: GTMXX Class B: GBMXX Premier Shares: GMHXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0918SA0521

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)                    Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: July 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)